Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FEDERATED HERMES CORE TRUST
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000093165
Shareholder Report [Line Items]
Fund Name	Bank Loan Core Fund
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Bank Loan Core Fund (the "Fund") for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	www.FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bank Loan Core Fund	$9	0.09%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.09%
Factors Affecting Performance [Text Block]

How did the fund perform last year and what affected its performance?

The following discussion compares the performance of the Fund to the Credit Suisse Leveraged Loan Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Bloomberg US Aggregate Bond Index, which represents the overall U.S. fixed-income market. The Fund seeks to provide current income by investing at least 80% of its net assets in U.S. dollar-denominated floating-rate term loans administered by banks and loan-related derivatives and loan index products.

Top Contributors to Performance

■ The Fund was positively impacted by its underweight positions in the underperforming sectors of Service, Food/Tobacco and Cable/Wireless and helped by its allocation to collateralized loan obligations and asset-backed securities which outperformed the Index.

■ The Fund was also positively impacted by security selection in the Telecommunications, Manufacturing, Information Technology, Broadcasting and Services sectors.

■ Specific Fund holdings that positively impacted performance relative to the Index included: Vectra, Exactech, National Mentor Holdings, Internet Brands and NEP Group.

Top Detractors from Performance

■ The Fund was negatively impacted by its underweight positions in the outperforming sectors of Healthcare and Diversified Media as well as security selection in the Healthcare and Packaging sectors.

■ The Fund was also hurt by its allocation to leveraged loan exchange-traded funds (“ETFs”) which underperformed the Index. ETFs are used to manage the Fund’s liquidity requirements.

■ The Fund’s cash holdings were also a meaningful drag to performance compared to the Index that holds no cash.

■ Specific Fund holdings that negatively impacted performance relative to the Index included: Carestream Dental, Carestream Health, Ardagh Packaging Finance, Mitel and Alvaria.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Bank Loan Core Fund	Bloomberg US Aggregate Bond Index	Credit Suisse Leveraged Loan Index (CSLLI)
6/30/2014	$10,000	$10,000	$10,000
6/30/2015	$10,362	$10,186	$10,215
6/30/2016	$10,648	$10,797	$10,310
6/30/2017	$11,426	$10,763	$11,083
6/30/2018	$11,931	$10,720	$11,600
6/30/2019	$12,400	$11,564	$12,081
6/30/2020	$12,120	$12,575	$11,807
6/30/2021	$13,408	$12,533	$13,185
6/30/2022	$12,804	$11,243	$12,832
6/30/2023	$13,675	$11,137	$14,128
6/30/2024	$15,115	$11,430	$15,688

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Bank Loan Core Fund	10.53%	4.04%	4.22%
Bloomberg US Aggregate Bond IndexFootnote Reference*	2.63%	(0.23%)	1.35%
Credit Suisse Leveraged Loan Index (CSLLI)	11.04%	5.36%	4.61%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	The Fund has designated the Bloomberg US Aggregate Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
AssetsNet	$ 547,249,888
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$547,249,888
Number of Investments	246
Portfolio Turnover	63%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Top Index Classification (% of Net Assets)

Value	Value
Industrial Other	3.4%
Gaming	3.5%
Consumer Cyclical Services	3.7%
Chemicals	4.2%
Building Materials	4.3%
Health Care	6.3%
Exchange Traded Funds	7.0%
Insruance - P&C	9.2%
Cash Equivalents	11.6%
Technology	21.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.FederatedHermes.com/us/FundInformation